GOODWILL - RECOVERABLE AMOUNTS OF CASH-GENERATING UNITS - NARRATIVE (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	P1Y	P1Y
Maximum
Disclosure of information for cash-generating units [line items]
Pre-tax discount rates applied to cash flow projections	12.30%	11.40%
Minimum
Disclosure of information for cash-generating units [line items]
Pre-tax discount rates applied to cash flow projections	11.70%	10.80%